INCOME TAX - NOL expiration (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
INCOME TAX
2025	¥ 19,617,124	$ 2,699,406
2026	32,533,742	4,476,792
2027	27,137,905	3,734,300
2028	34,868,363	4,798,046
2029	11,670,406	1,605,901
Total	¥ 125,827,540	$ 17,314,445	¥ 133,600,000